SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) $ in Thousands, $ in Thousands		6 Months Ended
	Jan. 02, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Related Party Transaction [Line Items]
Dividend paid to controlling shareholder	$ 2,300
Ms Hong Bee Yin [Member]
Related Party Transaction [Line Items]
Purchase of motor vehicle		$ 220	$ 285
Dividend paid to controlling shareholder		$ 1,540	$ 1,979